CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net earnings (loss)	$ 2,397	$ (204)	$ (637)
Net change in derivative financial instruments designated as cash flow hedges
Unrealized income (loss), net of taxes of $9 million (2016 – $3 million, 2015 – $2 million)	53	(18)	(23)
Reclassification to net earnings (loss), net of taxes of $5 million (2016 – $2 million, 2015 – $2 million)	(33)	(13)	(13)
Net change in derivative financial instruments designated as cash flow hedges	20	(31)	(36)
Foreign currency translation adjustment
Translation of net investment	(158)	26	60
Other comprehensive income (loss), net of taxes	(138)	(5)	24
Comprehensive income (loss)	$ 2,259	$ (209)	$ (613)